Accounts Receivable, net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, net
Accounts receivable, net

3.Accounts Receivable, net

Accounts receivable, net, consisted of the following:

	As of December 31,
	2018	2019	2020
	US$	US$	US$
Accounts receivable	24,660,089	29,028,826	29,289,301
Allowance for doubtful accounts:
Balance at beginning of the year	(1,295,149)	(1,286,120)	(1,774,192)
Additions charged to bad debt expense	(11,422)	(4,104,458)	(359,252)
Write-off	15,379	3,616,076	964,474
Foreign exchange effect	5,072	310	7,015
Balance at end of the year	(1,286,120)	(1,774,192)	(1,161,955)
Accounts receivable, net	23,373,969	27,254,634	28,127,346